Annual Total Returns	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
iShares Securitized Income Active ETF | iShares Securitized Income Active ETF
Prospectus [Line Items]
Annual Return [Percent]	8.32%	[1]	5.96%	6.40%	(13.58%)	2.59%	5.63%	6.86%	0.66%	2.90%	2.64%

[1]	The year-to-date return as of June 30, 2026 was 1.86%.